Document and Entity Information	Sep. 29, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	THE MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Feb. 28, 2023
MainStay MacKay U.S. Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX
MainStay MacKay U.S. Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
MainStay MacKay U.S. Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
MainStay MacKay U.S. Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
MainStay MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
MainStay MacKay U.S. Infrastructure Bond Fund | Class R6
Prospectus:
Trading Symbol	MGVDX
MainStay MacKay Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MASAX
MainStay MacKay Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	MASBX
MainStay MacKay Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	MSICX
MainStay MacKay Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSDIX
MainStay MacKay Strategic Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSYDX
MainStay MacKay Strategic Bond Fund | Class R2
Prospectus:
Trading Symbol	MSIRX
MainStay MacKay Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDJX
MainStay MacKay Strategic Bond Fund | Class R6
Prospectus:
Trading Symbol	MSYEX
MainStay Candriam Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	MGHAX
MainStay Candriam Emerging Markets Debt Fund | Class B
Prospectus:
Trading Symbol	MGHBX
MainStay Candriam Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	MHYCX
MainStay Candriam Emerging Markets Debt Fund | Class I
Prospectus:
Trading Symbol	MGHIX
MainStay Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGHHX